Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Nov. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Termination date		Nov. 01, 2021
Sales Tax Expense		$ 0.9	$ 2.3
Prepaid Expenses and Other Current Assets [Member]
Insurance recovery assets		0.5		$ 0.5
Claim settlement pool							$ 4.5
Accrued expenses and other current liabilities [Member]
Company recognized a liability for sales tax		5.0		$ 8.8
Hoya Intermediate, LLC
Lease term				11 years
Termination date	Nov. 01, 2021
Sales Tax Expense				$ 9.0	$ 6.8	$ 10.0
Hoya Intermediate, LLC | General and Administrative Expense [Member]
Rent expense				$ 3.7	2.8	$ 2.7
Termination date				Dec. 31, 2034
Lease termination expenses				$ 1.3
Hoya Intermediate, LLC | General and Administrative Expense [Member] | Minimum
Rent expense				1.5
Hoya Intermediate, LLC | General and Administrative Expense [Member] | Maximum
Rent expense				1.8
Hoya Intermediate, LLC | Prepaid Expenses and Other Current Assets [Member]
Insurance recovery assets				0.5	2.5
Claim settlement pool				4.5
Hoya Intermediate, LLC | Accrued expenses and other current liabilities [Member]
Company recognized a liability for sales tax				8.8	16.8
Canada
Accrued liabilities		0.9		0.9
Canada | Hoya Intermediate, LLC
Accrued liabilities				0.9	1.1
Accrued Liabilities [Member]
Accrued liabilities		$ 1.7		1.7
Accrued Liabilities [Member] | Hoya Intermediate, LLC
Accrued liabilities				$ 1.7	$ 2.6